Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2030 Fund	May 30, 2024
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.16%
Past 5 years	8.22%
Since Inception	6.46%	[1]
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.30%
Past 5 years	6.76%
Since Inception	5.32%	[1]
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.18%
Past 5 years	6.13%
Since Inception	4.83%	[1]
Fidelity Freedom Index 2030 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.13%
Since Inception	6.50%	[2]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.11%
F1905
Average Annual Return:
Past 1 year	15.26%
Past 5 years	8.35%
Since Inception	6.56%

[1]	A From June 24, 2015 .
[2]	B From June 24, 2020 .